GOF P1 01/21

SUPPLEMENT DATED JANUARY 4, 2021

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF EACH FUND LISTED BELOW

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin Federal Tax-Free Income Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin Municipal Green Bond Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

I.  Effective on March 8, 2021, the Funds’ front-end sales charge schedule for Class A and Class A1 shares will be changed to the following:

Long Term Tax-Free Funds (all Funds except Franklin California Intermediate-Term Tax-Free Income Fund, Franklin New York Intermediate-Term Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund and Franklin Federal Limited-Term Tax-Free Income Fund)

When you invest this amount	The sales charge makes up this % of the offering price	Which equals this % of your net investment
Under $100,000	3.75	3.90
$100,000 but under $250,000	3.25	3.36
$250,000 or more	0.00	0.00

Short and Intermediate Term Tax-Free Funds (Franklin California Intermediate-Term Tax-Free Income Fund, Franklin New York Intermediate-Term Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund and Franklin Federal Limited-Term Tax-Free Income Fund)

When you invest this amount	The sales charge makes up this % of the offering price	Which equals this % of your net investment
Under $100,000	2.25	2.30
$100,000 but under $250,000	1.75	1.78
$250,000 or more	0.00	0.00

II.  Also effective on March 8, 2021, if you invest $250,000 or more in a Fund, you will be able to buy Class A or A1 shares without an initial sales charge. However, there will be a 1% contingent deferred sales charge (CDSC) on any shares of a Fund that you sell within 18 months of purchase.

Please keep this supplement with your prospectus for future reference.

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